Reportable operating segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Revenue	$ 368,986	$ 305,285
Operating earnings	14,214	12,655
Unallocated expenses	14,052	10,634
Capital Expenditures	48,616	13,465
Provision for taxes	(2,092)	502
Depreciation, depletion and amortization	40,586	35,283
Net income	2,254	1,519
Total Assets	521,800	430,102
Total Liabilities	313,982	273,558
Transportation
Segment Reporting Information [Line Items]
Revenue	363,865	299,327
Operating earnings	12,888	10,495
Capital Expenditures	47,416	11,826
Depreciation, depletion and amortization	39,587	34,088
Total Assets	513,083	420,837
Total Liabilities	312,106	271,446
Oil and gas
Segment Reporting Information [Line Items]
Revenue	5,121	5,958
Operating earnings	1,326	2,160
Capital Expenditures	1,200	1,639
Depreciation, depletion and amortization	999	1,195
Total Assets	8,717	9,265
Total Liabilities	$ 1,876	$ 2,112